LIBERTY FLOATING
                               RATE ADVANTAGE FUND
                                  ANNUAL REPORT
                                 AUGUST 31, 2002

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      CALL US AT 800-345-6611. TO SIGN UP FOR EDELIVERY, VISIT US ONLINE AT
                              WWW.LIBERTYFUNDS.COM.

                                LIBERTY FLOATING
                               RATE ADVANTAGE FUND
                                  ANNUAL REPORT
                                 AUGUST 31, 2002

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                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                         POINT. CLICK. LIBERTY EDELIVERY

               TO SIGN UP FOR EDELIVERY, GO TO WWW.ICSDELIVERY.COM

PRESIDENT'S MESSAGE

Dear Shareholder:
Over the past 12 months, the environment for the syndicated loan market was shaped primarily by high default rates in the corporate bond market, which hit record levels during the period. Bankruptcies of bellwether companies -- WorldCom in the telecommunications industry and Enron in the utilities industry, neither of which was in Liberty Floating Rate Advantage Fund's portfolio--put pressure on loan prices in both sectors. Declining interest rates, which are generally positive for stocks and bonds, were also a negative factor because yields on floating-rate loans were adjusted downward to reflect lower current rates.

Yet the negative returns recorded by floating rate funds and their corresponding index were relatively small compared to the losses in the stock and high yield bond markets. As such, the fund provided investors with a degree of insulation from a much more volatile capital market environment and continued to pay an attractive dividend.

In the report that follows, portfolio managers Brian Good and Jim Fellows provide more detailed information about the market and their strategy in managing Liberty Floating Rate Advantage Fund during the year. As always, we thank you for choosing Liberty Funds.

Sincerely,

/s/ Keith T. Banks
Keith T. Banks
President

NET ASSET VALUE PER SHARE as of 8/31/02 ($)
         Class A                    10.48
         Class B                    10.48
         Class C                    10.48
         Class Z                    10.48
DISTRIBUTIONS DECLARED PER SHARE 9/1/01-8/31/02 ($)
         Class A                     0.83
         Class B                     0.79
         Class C                     0.77
         Class Z                     0.87



             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE



Economic and market conditions change frequently. There can be no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION -- LIBERTY FLOATING RATE ADVANTAGE FUND

Value of a $10,000 investment
1/13/00 - 8/31/02


Performance of a $10,000 investment
1/13/00-8/31/02 ($)
               without    with
                sales     sales
               charge    charge
--------------------------------
 Class A      10,878      10,497
--------------------------------
 Class B      10,783      10,609
--------------------------------
 Class C      10,743      10,743
--------------------------------
 Class Z      10,974         n/a


Line Chart:
                   CLASS A SHARES                   CLASS A SHARES
                   WITHOUT SALES   CSFB LEVERAGED   WITH SALES
                   CHARGE          LOAN INDEX       CHARGE
1/13/00            10000            9650            10000
1/31/00            10050            9698.3          10000
2/29/00            10141.5          9786.5          10033.1
3/31/00            10150.6          9795.3           9953.7
4/30/00            10210.5          9853.1           9990
5/31/00            10315.6          9954.6          10073.7
6/30/00            10419.8         10055.1          10135.3
7/31/00            10520.9         10152.7          10207.6
8/31/00            10604           10232.9          10260.4
9/30/00            10696.3         10321.9          10293.1
10/31/00           10777.6         10400.4          10298
11/30/00           10820.7         10442            10320.8
12/31/00           10895.3         10514            10393
1/31/01            10997.8         10612.8          10455.5
2/28/01            11049.4         10662.7          10546.2
3/31/01            11019.6         10633.9          10558.2
4/30/01            10914.9         10532.9          10514.4
5/31/01            11027.3         10641.4          10640.3
6/30/01            11040.6         10654.2          10653
7/31/01            11176.4         10785.2          10680.2
8/31/01            11316.1         10920            10766
9/30/01            11128.2         10738.7          10560
10/31/01           10873.4         10492.8          10394.7
11/30/01           11007.1         10621.9          10558.6
12/31/01           11175.6         10784.4          10668.1
1/31/02            11344.3         10947.3          10726.5
2/28/02            11274           10879.4          10685.7
3/31/02            11492.7         11090.4          10809.5
4/30/02            11652.4         11244.6          10925.2
5/31/02            11682.7         11273.8          10917.7
6/30/02            11454.9         11054            10753.4
7/31/02            11050.6         10663.8          10590.1
8/31/02            10878           10497            10560


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The CSFB Leveraged Loan Index is an unmanaged index that tracks the performance of senior floating rate bank loans. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index. Securities in the fund may not match those in the index.

Index performance is from 1/31/00.

AVERAGE ANNUAL TOTAL RETURN AS OF 8/31/02 (%)
Share class                        A                          B                           C                    Z
Inception                       1/13/00                    1/13/00                     1/13/00              1/13/00
-------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without           with       without
                         sales        sales          sales        sales          sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
1-year                   -3.88         -7.24         -4.22         -7.12         -4.36          -5.25         -3.53
-------------------------------------------------------------------------------------------------------------------
Life                      3.25          1.86          2.91          2.27          2.76           2.76          3.59
-------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/02 (%)
Share class                        A                          B                           C                    Z
-------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without           with       without
                         sales        sales          sales        sales          sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
1-year                    3.73          0.10          3.46          0.33          3.39           2.43          4.19
-------------------------------------------------------------------------------------------------------------------
Life                      5.67          4.15          5.32          4.62          5.17           5.17          6.02
-------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 3.50% sales charge for class A shares; the appropriate class B shares early withdrawal charge (EWC) for the holding period after purchase as follows: first year - 3.25%, second year - 3.00%, third year - 2.00%, fourth year - 1.50%, fifth year - 1.00%, thereafter - 0%; and the class C shares EWC of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

PORTFOLIO MANAGERS' REPORT

30-DAY SEC YIELD as of 8/31/02
                                   After
                             reimbursement (%)
Class A                            7.70
Class B                            7.59
Class C                            7.44
Class Z                            8.37

The 30-day SEC yield reflects the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the 30-day SEC yield would have been 7.56% for class A shares, 7.43% for class B shares, 7.28% for class C shares and 8.20% for class Z shares.

TOP 10 ISSUERS as of 8/31/02 (%)
Century Cable Holdings             3.7
Tyco International Group           2.8
Vought Aircraft Industries         2.7
Washington Group International     2.7
Mission Energy Holdings            2.6
Westar Energy                      2.4
Olympus Cable Holdings             2.2
Aladdin Gaming                     2.2
Nextel Finance Companies           2.2
1424666 Ontario Limited            2.2

Holdings are calculated as a percentage of net assets. Since the portfolio is actively managed, there can be no guarantee that the portfolio will continue to maintain this breakdown in the future.

For the 12-month period that ended August 31, 2002, Liberty Floating Rate Advantage Fund class A shares delivered a total return of negative 3.88% without a sales charge. That was lower than the return of the fund's benchmark, the CSFB Leveraged Loan Index, which was negative 1.92% for the period. The fund also underperformed its peers, as indicated by a 12-month return of negative 1.68% for the Lipper Loan Participation Funds Average.1 The fund's relatively high weighting in the cable industry along with its leveraged positions also hurt performance. Leverage magnifies the impact of falling interest rates just as it has the potential to enhance its gain when interest rates rise.

PRESSURE ON KEY SECTORS HURT PERFORMANCE
Corporate scandals and high default rates in the cable television and wireless telecommunications sectors hurt the fund's returns, especially in the second half of the 12-month reporting period. The fund's investments in Charter Communications (1.9% of net assets) and in Adelphia subsidiaries, Century Cable Holdings LLC (3.7% of net assets) and Olympus Cable Holdings (2.2% of net assets) were a drag on performance.2 Although Adelphia's stock has lost most of its value, we held onto our loan position and added to them as their prices declined because we believe that the companies' assets support the loans that are outstanding. Adelphia continues to make the interest payments on its loans. As owners of senior secured debt, we have the benefit of the underlying operations, which is the real cash-producing entity inside the company. A position in Mission Energy (2.6% of net assets) in the utilities sector was also a drag on performance.

OPPORTUNISTIC STRATEGY TARGETS UNDERVALUED INDUSTRIES
In fact, the volatility that has beset the telecommunications sector, in general, has given us reason to become more opportunistic in our strategy. In that vein, we increased our exposure to wireless communications and cable during the period because we believe both industries offer value. In addition, we believe that our investments in wireless providers, such as Nextel Finance (2.2% of net assets), and cable companies, such as Charter

------------------------

1 Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

2    Holdings are disclosed as of August 31, 2002, and are subject to change.

Communications, have the potential to benefit from further consolidation within both industries. We expect the trend toward consolidation to be aided by the outcome of the Federal Communications Commission's current review of rules that govern concentration in radio and cable industries and by a recent decision to eliminate certain types of licenses in the wireless industry, which could spark a new wave of consolidation among larger carriers.

We also established a position in Tyco, the multinational conglomerate that is being investigated for fraudulent management practices. We bought the loans after their prices came down and they were essentially flat performers during the period.

LOOKING AHEAD
Pressure on the syndicated loan market is likely to continue as long as corporate bond default rates remain high and the economy struggles to gain solid footing. However, if interest rates have bottomed and default rates have peaked, which we believe they have, there are reasons to be optimistic that the loan environment has the potential to turn around. We believe that the fund is well positioned for such a recovery because we have taken a long-term view on opportunities offered by undervalued loans in undervalued industries.


/s/ Brian Good                      /s/ Jim Fellows
Brian Good                          Jim Fellows

Brian Good and Jim Fellows, senior vice presidents of Stein Roe & Farnham Incorporated, have been portfolio managers of the Liberty Floating Rate Advantage Fund since its inception.



Pie Chart:
PORTFOLIO QUALITY BREAKDOWN
as of 8/31/02 (dollar-weighted %)
Baa2:                   0.4
Baa1:                   0.7
Ba2:                   12.7
Ba3:                   27.5
B1:                    18.5
B2:                    10.8
B3:                     9.0
Caa1:                   5.1
Caa2:                   3.5
Non-rated:              3.5
Withdrawn:              1.1
Other:                  7.2

Quality breakdowns are calculated as a percentage of total investments. Since the portfolio is actively managed, there can be no guarantee that the portfolio will continue to maintain these quality breakdowns in the future. Source:
Moody's Credit Rating



Bar Chart:
TOP 5 SECTORS as of 8/31/02 (%)
Cable/television                   9.5
Diversified manufacturing          8.9
Wireless telecommunications        8.7
Electric utilities                 8.5
Healthcare services                6.3

Sector breakdowns are calculated as a percentage of net assets. Since the portfolio is actively managed, there can be no guarantee that the portfolio will continue to maintain these breakdowns in the future.





Just like any other investment, floating rate loan investments present financial risks. Defaults of the loans in the portfolio could reduce the fund's net asset value (NAV) and its distributions, as could nonpayment of scheduled interest and principal. Prepayment of principal by a borrower could mean that the fund managers have to replace the loan with a lower- yielding security, which could affect the valuation of the portfolio's holdings.

The fund is a continuously offered, closed-end management investment company and provides limited liquidity through a quarterly tender offer for between 5% and 25% of outstanding shares. Each quarter, the fund's trustees must approve the actual tender amount. Please read the prospectus carefully for more details. The use of leverage for investment purposes creates opportunities for greater total returns, but at the same time involves certain risks, such as greater volatility of the NAV of the fund's shares and the nonpayment of dividends.

The fund may invest a high percentage of assets in a limited number of loans, so the default of any individual holding can have a greater impact on the fund's NAV than could a default in a more diversified portfolio.

Unlike floating rate loans, some fixed-income investments may be covered by FDIC insurance or other guarantees relating to timely payment of principal and interest. Some may also provide tax benefits.

INVESTMENT PORTFOLIO

August 31, 2002

VARIABLE RATE SENIOR LOAN
INTERESTS(a) - 127.2%                                               PAR            VALUE
AEROSPACE/DEFENSE - 4.1%
Decrane Aircraft Holdings, Inc.,
   Term Loan B                               09/30/05         $ 974,764       $  960,659
United Defense Industries,
   Term Loan B                               08/13/09         1,780,510        1,784,502
Vought Aircraft Industries, Inc.:
   Term Loan A                               06/30/06         1,144,928        1,120,533
   Term Loan B                               06/30/07         1,217,035        1,196,847
   Term Loan C                               06/30/08         2,010,440        1,976,367
   Term Loan X                               12/31/06         1,075,000        1,057,531
                                                                              ----------
                                                                               8,096,439
                                                                              ----------

AUTO PARTS - 4.6%
142466 Ontario Limited,
   Term Loan B                               08/10/07         4,399,739        4,300,795
Aftermarket Technology Corp.:
   Term Loan B1                              02/08/08           210,000          210,501
   Term Loan B2                              02/08/08           288,750          289,515
Federal-Mogul Corp.:
   Supplemental
   Revolver                                  02/24/04         1,288,321        1,281,879
   Term Loan C                               02/24/04           573,404          565,520
J.L. French Automotive Castings, Inc.,
   Term Loan B                               10/21/06         2,175,737        1,855,464
Venture Holding Co., LLC,
   Term Loan B                               04/01/05           924,936          687,382
                                                                              ----------
                                                                               9,191,056
                                                                              ----------

BROADCASTING - 2.9%
Gray Communications Systems,
   Term Loan                                 09/30/09         2,000,000        2,006,456
Quorum Broadcasting Co., Inc.,
   Term Loan B                               09/30/07         2,046,555        1,657,804
UPC Financing Partnership,
   Term Loan C2                              03/31/09         3,000,000        2,150,943
                                                                              ----------
                                                                               5,815,203
                                                                              ----------

BUILDING PRODUCTS - 0.7%
Tapco International Corp.:
   Term Loan B                               06/23/07           863,454          859,177
   Term Loan C                               06/23/08           617,462          614,405
                                                                              ----------
                                                                               1,473,582
                                                                              ----------

BUSINESS SERVICES - 0.9%
HQ Global, (c)
   Term Loan B                               11/06/05         1,849,805        1,318,971
NATG Holdings LLC, (b)
   Term Loan C                               12/15/07           985,000          443,060
                                                                              ----------
                                                                               1,762,031
                                                                              ----------

                                                                    PAR            VALUE
----------------------------------------------------------------------------------------
CABLE - 9.5%
Cablevision Systems Corporation,
   Revolver                                  06/30/06       $ 2,063,750      $ 1,822,064
Century Cable Holdings, LLC,
   Term Loan                                 06/30/09        10,500,000        7,395,796
Charter Communications Operating, LLC,
   Incremental
   Term Loan                                 09/18/08         4,488,750        3,873,535
Olympus Cable Holdings, LLC:
   Term Loan A                               06/30/10         3,000,000        2,408,571
   Term Loan B                               09/30/10         2,500,000        2,005,682
RCN Corp.,
   Term Loan B                               06/03/07         2,250,000        1,400,860
                                                                             -----------
                                                                              18,906,508
                                                                             -----------

CASINOS/GAMBLING - 4.4%
Aladdin Gaming, LLC: (c)
   Term Loan A                               02/25/05         4,000,000        3,300,000
   Term Loan B                               08/26/06         1,250,000        1,037,500
Alliance Gaming Corp.,
   Term Loan                                 12/31/06         3,491,250        3,521,370
Ameristar Casinos, Inc.,
   Term Loan B                               12/20/06           883,275          888,698
                                                                             -----------
                                                                               8,747,568
                                                                             -----------

CHEMICALS - 4.7%
Huntsman Corp.:
   Term Loan B                               06/30/04         2,368,918        2,080,257
   Term Loan C                               12/31/05         2,131,082        1,874,332
Huntsman International, LLC:
   Term Loan B                               06/30/07         1,789,582        1,793,059
   Term Loan C                               06/30/08           249,933          250,401
Lyondell Chemical Co.,
   Term Loan E                               05/17/06         1,347,495        1,350,031
Messer Griesheim Industries, Inc.:
   Term Loan B                               04/27/09           526,219          532,814
   Term Loan C                               04/27/10           973,781          981,204
Noveon, Inc.:
   Revolver (f)                              03/31/07                --              980
   Term Loan A                               03/31/07           551,250          549,031
                                                                             -----------
                                                                               9,412,109
                                                                             -----------

CONSUMER SERVICES - 0.7%
Alderwoods Group, Inc.:
   Note 5 Year                               01/02/07           304,854          304,854
   Note 7 Year                               01/02/09           528,068          517,507
Jostens, Inc.,
   Term Loan A                               05/31/06           632,345          622,469
                                                                             -----------
                                                                               1,444,830
                                                                             -----------


See notes to investment portfolio.

                                       4


INVESTMENT PORTFOLIO (CONTINUED)

August 31, 2002

VARIABLE RATE SENIOR LOAN
INTERESTS(a) - (CONTINUED)                                          PAR            VALUE
----------------------------------------------------------------------------------------
CONSUMER SPECIALTIES - 3.9%
American Greetings Corp.,
   Term Loan B                               06/15/06       $ 1,484,838      $ 1,510,054
Church & Dwight Co., Inc.,
   Term Loan B                               09/30/07         1,000,000        1,008,754
Johnson Diversey, Inc.,
   Term Loan B                               11/03/09         2,333,333        2,351,007
Loewen Group International, Inc., (c)
   Revolver                                  06/18/02            72,883           72,883
Mary Kay Corp.,
   Term Loan B                               10/03/07         2,778,492        2,787,352
                                                                             -----------
                                                                               7,730,050
                                                                             -----------

CONTAINERS/PACKAGING - 1.6%
Pliant Corp.,
   Term Loan B                               05/31/08         2,455,357        2,466,684
Riverwood International Corp.,
   Revolver                                  12/31/06           195,833          197,541
U.S. Can Co.,
   Term Loan B                               10/04/08           478,496          453,526
                                                                             -----------
                                                                               3,117,751
                                                                             -----------

DIVERSIFIED COMMERCIAL SERVICES - 1.2%
Outsourcing Solutions, Inc.,
   Term Loan B                               12/10/06         2,408,750        2,347,245
                                                                             -----------

DIVERSIFIED MANUFACTURING - 8.9%
Enersys, Inc.,
   Term Loan B                               11/09/08         1,472,459        1,479,574
Gentek, Inc.,
   Term Loan C                               10/31/07         2,447,518        1,464,094
Jason, Inc.,
   Term Loan B                               06/30/07         2,408,544        2,191,806
Polymer Group, Inc.:
   Term Loan B                               12/20/05         1,983,607        1,823,502
   Term Loan C                               12/20/06         1,000,000          919,167
Polypore, Inc.:
   Term Loan B                               12/31/06           994,924          992,484
   Term Loan C                               12/31/07         2,493,750        2,499,322
Superior Telecom, Inc.,
   Term Loan B                               11/27/05         2,493,253          918,339
Tyco International Group SA,
   Term Loan                                 02/06/03         6,000,000        5,591,933
                                                                             -----------
                                                                              17,880,221
                                                                             -----------

ELECTRIC UTILITIES - 8.5%
AES EDS Funding II, LLC,
   Term Loan                                 10/06/03         3,300,000        2,343,133
Calpine Corp.,
   Term Loan B                               03/08/04         4,000,000        3,481,575

                                                                    PAR            VALUE
----------------------------------------------------------------------------------------
ELECTRIC UTILITIES (CONTINUED)
Mission Energy Holdings Co.:
   Term Loan A                               07/02/06       $ 2,467,532      $ 1,351,095
   Term Loan B                               07/02/06         7,032,468        3,850,622
Southern California Edison Co.,
   Term Loan B                               03/01/05         1,000,000          993,501
Westar Energy, Inc.,
   Term Loan                                 06/05/05         5,000,000        4,874,992
                                                                             -----------
                                                                              16,894,918
                                                                             -----------

ELECTRONIC COMPONENTS - 1.4%
Viasystems, Inc.:
   Term Loan B                               03/31/07         1,849,588        1,399,499
   Term Loan B
   Chips                                     03/31/07         1,874,582        1,418,380
                                                                             -----------
                                                                               2,817,879
                                                                             -----------

ENGINEERING & Construction - 3.7%
URS Corp.,
   Term Loan                                 08/22/08         2,000,000        2,003,725
Washington Group International,
   Revolver B                                07/23/04         5,500,000        5,384,202
                                                                             -----------
                                                                               7,387,927
                                                                             -----------

ENVIRONMENTAL SERVICES - 1.2%
Environmental Systems Products Holdings,
   Tranche 1                                 12/31/04         2,495,596        2,302,202
                                                                             -----------

FARMING/AGRICULTURE - 2.0%
Scotts Company,
   Term Loan B                               12/31/07           995,192        1,000,546
United Industries Corp.,
   Term Loan B                               01/20/06         2,974,358        2,992,923
                                                                             -----------
                                                                               3,993,469
                                                                             -----------

FINANCE COMPANIES - 0.2%
Finova Group, Inc.,
   Note                                      11/15/09         1,490,000          454,450
                                                                             -----------

FOOD MANUFACTURER - 3.6%
CP Kelco US, Inc.:
   Term Loan B                               03/31/08         1,506,810        1,357,081
   Term Loan C                               09/30/08           501,995          452,112
Del Monte Corp.,
   Term Loan                                 03/31/08           349,703          352,395
Merisant Co.,
   Term Loan B                               03/31/07         2,087,187        2,095,436
Michael Foods, Inc.,
   Term Loan B                               04/10/08           909,543          915,158


See notes to investment portfolio.

                                       5

INVESTMENT PORTFOLIO (CONTINUED)

August 31, 2002

VARIABLE RATE SENIOR LOAN
INTERESTS(a) - (CONTINUED)                                          PAR            VALUE
----------------------------------------------------------------------------------------
FOOD MANUFACTURER (CONTINUED)
New World Pasta Co.,
   Term Loan B                               01/28/06       $ 2,049,657      $ 2,039,503
                                                                             -----------
                                                                               7,211,685
                                                                             -----------

HEALTHCARE SERVICES - 6.0%
Accredo Health, Inc.,
   Term Loan B                               03/31/09         1,496,250        1,506,989
Concentra Operating Corp.:
   Term Loan B                               06/30/06         1,313,029        1,317,013
   Term Loan C                               06/30/07           656,514          658,178
Genesis Health Ventures, Inc.:
   Delayed Draw
   Term Loan                                 03/31/07           436,162          437,609
   Term Loan B                               03/31/07         1,549,924        1,558,625
Insight Health Services Corp.:
   Delayed Draw
   Term Loan (f)                             10/17/08                --            5,727
   Term Loan B                               10/17/08         1,488,750        1,505,847
Pacificare Health Systems, Inc.,
   Term Loan A                               01/03/05         1,913,584        1,915,078
Team Health, Inc.,
   Term Loan B                               10/31/08         3,000,000        3,008,086
                                                                             -----------
                                                                              11,913,152
                                                                             -----------

HOSPITAL MANAGEMENT - 1.0%
Iasis Healthcare Corp.,
   Incremental
   Tranche B                                 09/30/06         1,994,872        1,996,927
                                                                             -----------

HOTELS/RESORTS - 2.6%
Sunburst Hospitality Corp.,
   Term Loan                                 12/30/05         1,831,132        1,834,998
Wyndham International, Inc.:
   IRL                                       06/30/04           736,792          616,341
   Term Loan                                 06/30/06         3,419,602        2,834,444
                                                                             -----------
                                                                               5,285,783
                                                                             -----------

INSURANCE BROKERS/SERVICE - 1.5%
Conseco, Inc.,
   Term Loan                                 09/30/03         3,484,789        2,117,138
White Mountains Insurance Group Ltd.,
   Term Loan A                               03/16/06           948,529          950,941
                                                                             -----------
                                                                               3,068,079
                                                                             -----------


                                                                    PAR            VALUE
----------------------------------------------------------------------------------------
MEDIA CONGLOMERATES - 0.2%
Bridge Information Systems: (c)
   Revolver                                  07/07/03         $ 721,379      $   115,421
   Term Loan A                               07/07/03           293,873           47,020
   Term Loan B                               05/29/05         1,278,381          204,541
                                                                             -----------
                                                                                 366,982
                                                                             -----------

METALS/MINING - 3.5% DRESSER, INC.,
   Term Loan B                               04/10/09         1,938,742        1,948,901
LTV Corp.,
   DIP Revolver                              06/30/02           134,319          133,647
Steel Dynamics, Inc.,
   Term Loan B                               03/26/08         2,166,667        2,172,953
Stillwater Mining Co.:
   Term Loan A                               12/30/05           973,790          939,719
   Term Loan B                               12/31/07         1,932,988        1,885,307
                                                                             -----------
                                                                               7,080,527
                                                                             -----------

MOVIES/ENTERTAINMENT - 5.9%
AMF Bowling Worldwide, Inc.,
   Term Loan                                 02/28/08         1,986,207        1,992,454
Carmike Cinemas, Inc.,
   Term Loan                                 01/15/07         2,878,095        2,864,399
Loews Cineplex Entertainment,
   Term Loan                                 02/29/08         3,881,287        3,832,955
Metro-Goldwyn-Mayer Studios, Inc.,
   Term Loan B                               06/30/08         2,500,000        2,501,657
Washington Football, Inc.,
   Term Loan                                 07/14/04           666,667          668,549
                                                                             -----------
                                                                              11,860,014
                                                                             -----------

OIL REFINING/MARKETING - 1.6%
Tesoro Petroleum Corp.,
   Term Loan B                               12/31/07         3,481,177        3,186,304
                                                                             -----------

PAPER - 1.9%
Appleton Papers, Inc.,
   Term Loan C                               11/08/06         1,299,559        1,305,256
Grant Forest Products, Inc.,
   Term Loan B                               10/12/08           735,000          737,173
Port Townsend Paper Corp.,
   Term Loan B                               03/16/07         1,876,250        1,835,071
                                                                             -----------
                                                                               3,877,500
                                                                             -----------

PHARMACEUTICALS - 1.8%
Alpharma Operating Corp.,
   Term Loan B                               10/05/08         2,901,574        2,686,463
Medpointe, Inc.,
   Term Loan B                               09/30/08           977,500          986,981
                                                                             -----------
                                                                               3,673,444
                                                                             -----------


See notes to investment portfolio.

                                       6

INVESTMENT PORTFOLIO (CONTINUED)

August 31, 2002

VARIABLE RATE SENIOR LOAN
INTERESTS(a) - (CONTINUED)                                          PAR            VALUE
----------------------------------------------------------------------------------------
PRINTING/PUBLISHING - 2.6%
Canwest Media, Inc.:
   Term Loan B2                              05/15/08       $ 1,203,353      $ 1,208,374
   Term Loan C2                              05/15/09           751,798          754,935
Muzak, LLC,
   Term Loan B                               12/31/06         2,449,950        2,343,792
Weekly Reader Corp.,
   Term Loan B                               11/17/06           974,937          972,503
                                                                             -----------
                                                                               5,279,604
                                                                             -----------

RAIL/SHIPPING - 3.0%
American Commercial Lines:
   Term Loan B                               06/30/06         1,773,455        1,633,109
   Term Loan C                               06/30/07         2,205,993        2,031,416
Helm Holding Corp.,
   Term Loan B                               10/18/06         2,548,918        2,313,776
                                                                             -----------
                                                                               5,978,301
                                                                             -----------

REAL ESTATE INVESTMENT TRUSTS - 1.1%
Aimco Properties, LP,
   Term Loan                                 03/11/04           505,197          508,660
Corrections Corp. of America,
   Term Loan A                               05/31/06         1,781,250        1,778,716
                                                                             -----------
                                                                               2,287,376
                                                                             -----------

RENTAL/LEASING COMPANIES - 0.4%
NationsRent, Inc.:
   Revolver                                  07/20/04           474,300          123,312
   Term Loan B                               07/20/06         2,512,518          577,846
                                                                             -----------
                                                                                 701,158
                                                                             -----------

RETAIL STORES - 1.2%
CH Operating LLC,
   Term Loan                                 06/30/07         2,379,310        2,356,152
                                                                             -----------

SEMICONDUCTORS - 0.3%
Semiconductors Components Industries, LLC:
   Term Loan B                               08/04/06           161,158          145,320
   Term Loan C                               08/04/07           173,590          156,530
   Term Loan D                               08/04/07           334,748          300,856
                                                                             -----------
                                                                                 602,706
                                                                             -----------

STEEL/IRON ORE - 3.1%
Ispat Inland LP:
   Term Loan B                               07/16/05         2,219,406        1,558,466
   Term Loan C                               07/16/06         2,219,406        1,558,466
UCAR Finance, Inc.,
   Term Loan B                               12/31/07         2,981,552        2,988,603
                                                                             -----------
                                                                               6,105,535
                                                                             -----------

                                                                    PAR            VALUE
----------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 3.5%
GT Group Telecom Services Corp., (b)(c)
   Vendor Term
   Loan                                      06/30/08       $ 2,964,510      $ 1,482,255
Time Warner Telecom Holdings,
   Term Loan B                               03/31/08         1,500,000        1,208,052
TSI Telecommunication Services,
   Term Loan B                               12/31/06         2,000,000        1,901,830
Valor Telecommunications Enterprises, LCC,
   Term Loan B                               06/30/08         2,456,250        2,351,958
                                                                             -----------
                                                                               6,944,095
                                                                             -----------

TELECOMMUNICATIONS INFRASTRUCTURE/EQUIPMENT - 2.0%
Global Crossing Holdings, Inc., (b)(c)
   Term Loan B                               06/30/06         1,744,545          267,757
Spectrasite Communications, Inc.,
   Term Loan B                               12/31/07         4,500,000        3,717,912
                                                                             -----------
                                                                               3,985,669
                                                                             -----------

TEXTILES - 2.6%
Springs Industries, Inc.,
   Term Loan B                               09/05/08         2,498,510        2,499,440
St. John's Knits,
   Term Loan B                               07/31/07         2,670,009        2,668,925
                                                                             -----------
                                                                               5,168,365
                                                                             -----------

TRANSPORTATION - 4.0%
Evergreen International Aviation, Inc.:
   Term Loan B1                              05/07/03         1,772,572        1,677,630
   Term Loan B2                              05/07/04           899,534          840,864
Motor Coach Industries International, Inc.,
   Term Loan                                 06/16/06         2,853,507        2,496,901
Transportation Technologies Industries, Inc.,
   Term Loan B                               03/31/07         3,344,644        3,039,247
                                                                             -----------
                                                                               8,054,642
                                                                             -----------

WIRELESS TELECOMMUNICATIONS - 8.7%
American Cellular Corp.:
   Term Loan B                               03/31/08           583,630          401,641
   Term Loan C                               03/31/09           666,370          458,581
Centennial Cellular Operating Co., LLC,
   Term Loan A                               11/30/06         1,850,000        1,243,464
Centennial Puerto Rico Operations Corp.:
   Term Loan B                               05/31/07         1,071,691          725,853
   Term Loan C                               11/30/07           402,909          273,604
Cricket Communications, Inc.,
   Vendor
   Term Loan                                 06/30/08         9,000,000        1,973,769
Microcell Connexions, Inc.,
   Term Loan F                               02/22/07         2,000,000          644,985


See notes to investment portfolio.

                                       7


INVESTMENT PORTFOLIO (CONTINUED)

August 31, 2002

VARIABLE RATE SENIOR LOAN
INTERESTS(a) - (CONTINUED)                                          PAR            VALUE
----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS (CONTINUED)
Nextel Finance Co., Inc.:
   Term Loan B                               06/30/08       $ 1,250,000      $ 1,094,705
   Term Loan C                               12/31/08         1,250,000        1,094,705
   Term Loan D                               03/31/09         2,500,000        2,119,203
Nextel Partners,
   Term Loan B                               01/29/08         3,500,000        3,018,912
Rural Cellular Corp.:
   Term Loan B                               10/03/08           196,445          157,259
   Term Loan C                               04/03/09           196,445          157,259
   Term Loan D                               10/03/09         1,471,445        1,169,833
Sygnet Wireless, Inc.,
   Term Loan C                               12/23/07         2,042,526        1,797,638
Ubiquitel Operating Co.:
   Term Loan A                               09/30/07         1,000,000          740,589
   Term Loan B                               11/17/08           500,000          344,204
                                                                             -----------
                                                                              17,416,204
                                                                             -----------
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost of $280,838,187)                                                       254,175,642
                                                                            ------------

COMMON STOCKS (d) - 2.5%                                         SHARES
----------------------------------------------------------------------------------------
CONSUMER SERVICES - 0.2%
Alderwoods Group, Inc.                                           58,773          376,735
                                                                            ------------

ENGINEERING & CONSTRUCTION - 1.6%
Washington Group International                                  226,714        3,173,996
                                                                            ------------

HEALTHCARE SERVICES - 0.3%
Sun Healthcare Group, Inc.                                       90,559          661,081
                                                                            ------------

MOVIES/ENTERTAINMENT - 0.4%
AMF Bowling Worldwide, Inc.                                      29,759          818,372
                                                                            ------------

TOTAL COMMON STOCKS
(cost of $4,067,558)                                                           5,030,184
                                                                            ------------

SHORT-TERM
OBLIGATIONS - 6.5%                                                  PAR            VALUE
----------------------------------------------------------------------------------------


Corporate Asset Funding
   1.880%                                    09/03/02       $10,000,000     $  9,998,956
7-Eleven
   1.870%                                    09/03/02         3,000,000        2,999,688
                                                                            ------------

TOTAL SHORT-TERM OBLIGATIONS
(cost of $12,998,644)                                                         12,998,644
                                                                            ------------

TOTAL INVESTMENTS - 136.2%
(cost of $297,904,389)(e)                                                    272,204,470
                                                                            ------------

OTHER ASSETS & LIABILITIES, NET - (36.2%)                                    (72,364,590)
----------------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                         $199,839,880
                                                                            ============

NOTES TO INVESTMENT PORTFOLIO:

(a) Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered
     Rate (`LIBOR') and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(b) Represents fair value as determined in good faith under procedures approved by the Trustees.

(c) This issuer is in default of certain debt covenants. Income is not being accrued.

(d)  Non-income producing.

(e) Cost for generally accepted accounting principles is $297,904,389. Cost for federal income tax purposes is $297,965,574. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/ accretion tax elections and deferral of losses from wash sales on fixed income securities.

(f)  Unfunded commitment, see note 8.

           Acronym                 Name
           -------                 ----
             DIP           Debtor in Possession
             IRL           Increasing Rate Loan


See notes to financial statements.

                                       8

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2002

ASSETS:
Investments, at cost                      $ 297,904,389
                                          -------------
Investments, at value                     $ 272,204,470
Cash                                          1,128,795
Receivable for:
   Investments sold                             211,731
   Fund shares sold                             581,103
   Interest and fees                          1,677,395
   Expense reimbursement due from Advisor        29,031
Deferred Trustees' compensation plan              1,435
Other assets                                     58,861
                                          -------------
     Total Assets                           275,892,821
                                          -------------

LIABILITIES:
Deferred facility fees                          309,324
Payable for:
   Investments purchased                         95,829
   Fund shares repurchased                          540
   Distributions                              1,229,337
   Management fee                               113,082
   Administration fee                            50,269
   Custody fee                                    1,364
   Transfer agent fee                            65,107
   Interest expense                             109,445
Deferred Trustees' fee                            1,435
Other liabilities                                77,209
Notes payable                                74,000,000
                                          -------------
     Total Liabilities                       76,052,941
                                          -------------
NET ASSETS                                $ 199,839,880
                                          =============

COMPOSITION OF NET ASSETS:
Paid-in capital                           $ 234,359,205
Overdistributed net investment income         (107,726)
Accumulated net realized loss               (8,711,680)
Net unrealized depreciation on investments (25,699,919)
                                          -------------
NET ASSETS                                $ 199,839,880
                                          =============
CLASS A:
Net assets                                $  69,732,593
Shares outstanding                            6,651,897
                                          -------------
Net asset value and redemption
   price per share                        $       10.48(a)
                                          =============
Maximum offering price per share
   ($10.48/0.9650)                        $       10.86(b)
                                          =============
CLASS B:
Net assets                                $  68,156,619
Shares outstanding                            6,501,355
                                          -------------
Net asset value and offering
   price per share                        $       10.48(a)
                                          =============
CLASS C:
Net assets                                $  61,810,897
Shares outstanding                            5,896,098
                                          -------------
Net asset value and offering
   price per share                        $       10.48(a)
                                          =============
CLASS Z:
Net assets                                $     139,771
Shares outstanding                               13,333
                                          -------------
Net asset value, offering and redemption
   price per share                        $       10.48
                                          =============

(a) Redemption price per share is equal to net asset value less any applicable early withdrawal charge.

(b)  On sales of $100,000 or more the offering price is reduced.



STATEMENT OF OPERATIONS

For the Year Ended August 31, 2002

INVESTMENT INCOME:
Interest                                  $ 23,349,123
Facility and other fees                        787,162
                                          ------------
   Total Investment Income                  24,136,285

EXPENSES:
Management fee                               1,524,000
Administration fee                             677,344
Distribution fee:
   Class A                                     100,390
   Class B                                     375,217
   Class C                                     405,546
Service fee:
   Class A                                     248,219
   Class B                                     209,364
   Class C                                     169,494
Pricing & bookkeeping fees                     252,212
Transfer agent fee                             576,065
Trustees' fee                                   11,631
Custody fee                                     14,475
Other expenses                                 330,324
                                          ------------
   Total Operating Expenses                  4,894,281
Fees and expenses waived or
   reimbursed by Advisor                      (803,054)
Custody earnings credit                         (6,540)
                                          ------------
   Net Operating Expenses                    4,084,687
Interest expense                             1,962,445
Commitment fee                                 523,345
                                          ------------
   Net Expenses                              6,570,477
                                          ------------
Net Investment Income                       17,565,808
                                          ------------
Net Realized and Unrealized
Gain (Loss) on Portfolio Positions:
Net realized loss on investments            (4,422,545)
Net change in unrealized
   appreciation/depreciation
   on investments                          (24,393,222)
                                          ------------
   Net Loss                                (28,815,767)
                                          ------------
Net Decrease in Net Assets
   from Operations                        $(11,249,959)
                                          ============


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                      YEAR                 YEAR
                                                                                      ENDED                ENDED
                                                                                    AUGUST 31,           AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS:                                                     2002                 2001
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                               $ 17,565,808        $ 17,580,387
Net realized loss on investments                                                      (4,422,545)         (4,289,410)
Net change in unrealized appreciation/depreciation on investments                    (24,393,222)         (1,221,225)
                                                                                    ------------        ------------
Net Increase (Decrease) from Operations                                              (11,249,959)         12,069,752
                                                                                    ------------        ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                            (7,229,439)         (9,239,773)
   Class B                                                                            (5,772,702)         (4,461,490)
   Class C                                                                            (4,574,186)         (3,748,461)
   Class Z                                                                              (212,723)           (271,408)
From net realized gains:
   Class A                                                                                    --              (2,660)
   Class B                                                                                    --              (1,284)
   Class C                                                                                    --              (1,079)
   Class Z                                                                                    --                 (78)
                                                                                    ------------        ------------
Total Distributions Declared to Shareholders                                         (17,789,050)        (17,726,233)
                                                                                    ------------        ------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                      18,572,509          79,689,906
   Distributions reinvested                                                            4,678,393           5,763,206
   Redemptions                                                                       (50,701,801)        (28,440,436)
                                                                                    ------------        ------------
     Net Increase (Decrease)                                                         (27,450,899)         57,012,676
                                                                                    ------------        ------------
Class B:
   Subscriptions                                                                      22,463,001          62,312,987
   Distributions reinvested                                                            3,580,288           2,688,234
   Redemptions                                                                       (28,971,192)         (3,024,040)
                                                                                    ------------        ------------
     Net Increase (Decrease)                                                          (2,927,903)         61,977,181
                                                                                    ------------        ------------
Class C:
   Subscriptions                                                                      28,691,771          59,985,387
   Distributions reinvested                                                            3,074,908           2,509,655
   Redemptions                                                                       (26,047,239)        (10,204,625)
                                                                                    ------------        ------------
     Net Increase                                                                      5,719,440          52,290,417
                                                                                    ------------        ------------
Class Z:
   Subscriptions                                                                         159,842               1,701
   Distributions reinvested                                                              212,723             271,486
   Redemptions                                                                        (2,766,176)                 --
                                                                                    ------------        ------------
     Net Increase (Decrease)                                                          (2,393,611)            273,187
                                                                                    ------------        ------------
Net Increase (Decrease) from Share Transactions                                      (27,052,973)        171,553,461
                                                                                    ------------        ------------
Total Increase (Decrease) in Net Assets                                              (56,091,982)        165,896,980

NET ASSETS:
Beginning of period                                                                  255,931,862          90,034,882
                                                                                    ------------        ------------
End of period (including overdistributed net investment income of
   $(107,726) and undistributed net investment income of $148,926, respectively)    $199,839,880        $255,931,862
                                                                                    ============        ============

See notes to financial statements.

                                       10

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                                                                        YEAR                 YEAR
                                                                                       ENDED                ENDED
                                                                                     AUGUST 31,           AUGUST 31,
                                                                                        2002                 2001
--------------------------------------------------------------------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                       1,648,681           6,664,076
   Issued for distributions reinvested                                                   413,072             484,502
   Redemptions                                                                        (4,646,687)         (2,412,227)
                                                                                    ------------        ------------
     Net Increase (Decrease)                                                          (2,584,934)          4,736,351
                                                                                    ------------        ------------
Class B:
   Subscriptions                                                                       1,986,627           5,245,222
   Issued for distributions reinvested                                                   316,278             227,002
   Redemptions                                                                        (2,670,279)           (257,314)
                                                                                    ------------        ------------
     Net Increase (Decrease)                                                            (367,374)          5,214,910
                                                                                    ------------        ------------
Class C:
   Subscriptions                                                                       2,534,958           5,037,788
   Issued for distributions reinvested                                                   271,691             212,037
   Redemptions                                                                        (2,370,615)           (868,234)
                                                                                    ------------        ------------
     Net Increase                                                                        436,034           4,381,591
                                                                                    ------------        ------------
Class Z:
   Subscriptions                                                                          13,333                 145
   Issued for distributions reinvested                                                    19,606              22,801
   Redemptions                                                                          (262,457)                 --
                                                                                    ------------        ------------
     Net Increase (Decrease)                                                            (229,518)             22,946
                                                                                    ------------        ------------


See notes to financial statements.

                                       11

STATEMENT OF CASH FLOWS

                                              FOR THE
                                               YEAR
                                               ENDED
                                            AUGUST 31,
                                               2002
------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Investment Income                     $ 17,565,808
Adjustments to reconcile net investment
   income to net cash provided by
   operating activities:
Purchase of investment securities         (315,547,864)
Proceeds from disposition
   of investment securities                367,587,817
Purchase of short-term
   portfolio investments, net              (11,498,644)
Decrease in interest and fees receivable       694,957
Decrease in receivable for
   expense reimbursement                       233,764
Increase in receivable for
   investments sold                           (206,709)
Decrease in other assets                        15,482
Decrease in deferred facility fees            (264,249)
Increase in payable for accrued expenses         6,163
Net amortization of premium (discount)        (877,314)
Increase in payable for
   investments purchased                        95,829
Increase in other liabilities                    2,421
                                           -----------
Net cash provided from
   operating activities                     57,807,461

CASH FLOWS FROM FINANCING ACTIVITIES:
Decrease in notes payable                  (14,000,000)
Decrease in interest payable                   (71,378)
Proceeds from shares sold                   71,551,356
Payment of shares redeemed                (108,510,157)
Distributions paid in cash                  (6,765,374)
                                           -----------
Net cash flows used for
   financing activities                    (57,795,553)
                                           -----------
Net increase in cash                            11,908

CASH:
Beginning of year                            1,116,887
                                           -----------
End of year                                $ 1,128,795
                                           ===========


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2002

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Floating Rate Advantage Fund (the "Fund"), is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund's investment goal is to provide a high level of current income, consistent with preservation of capital. The Fund authorized an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% early withdrawal charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and an early withdrawal charge. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to an early withdrawal charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

INVESTMENT VALUATION AND TRANSACTIONS:
The value of the Portfolio is determined in accordance with guidelines established, and periodically reviewed, by the Board of Trustees. Senior loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. The prices provided by these principal market makers may differ from the value that would be realized if the loans were sold and the differences could be material to the financial statements. In the absence of actual market values, senior loans will be valued by Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Columbia Management Group Inc., at fair value, which is intended to approximate market value, pursuant to procedures approved by the Board of Trustees. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower; (ii) the current interest rate, the interest rate redetermination period and maturity of such senior loan interests; and (iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a senior loan interest may differ significantly from the value that would have been used had there been market activity for that senior loan interest.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the last day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

STATEMENT OF CASH FLOWS:
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at August 31, 2002.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than the Class A, Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fee per share applicable to Class A, Class B and Class C shares.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Facility fees received are treated as market discounts. Market premiums and discounts are amortized over the estimated life of each applicable security. Unamortized facility fees are reflected as deferred fees on the Statement of Assets and Liabilities.

Effective September 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting discount and premium on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in a $33,135 decrease in cost of securities and a corresponding $33,135 decrease in net unrealized depreciation, based on securities held by the Fund on September 1, 2001.

The effect of this change for the year ended August 31, 2002 was to decrease net investment income by $2,225, decrease net unrealized depreciation by $2,500 and increase net realized loss by $275. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to deferral of losses from wash sales, post-October losses, non-deductible expenses, discount accretion/premium amortization on debt securities and capital loss carryforwards. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2002, permanent items identified and reclassified among the components of net assets are as follows:

                 Overdistributed       Accumulated
                  Net Investment      Net Realized
                      Income              Loss
                      ------              ----
                      $(275)              $275

Net investment income, net realized gains (losses), and net assets were not affected by these reclassifications.

The tax character of distributions paid during the year ended August 31, 2002, were as follows:

               Ordinary
                Income
                ------
             $17,789,050

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

      Undistributed
        Ordinary        Unrealized
         Income        Depreciation*
         ------        -------------
       $1,159,773      $(25,761,104)

* The difference between book-basis and tax-basis unrealized appreciation (depreciation), if applicable, is attributable primarily to amortization/accretion tax elections and the tax deferral of losses on wash sales.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

   Year of Expiration      Capital Loss Carryforward
----------------------------------------------------
          2009                     $ 22,035
          2010                    3,814,328
                                 ----------
          Total                  $3,836,363
                                 ==========

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2002, for federal income tax purposes, post-October losses of $4,849,768 were deferred to September 1, 2002.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

The Advisor receives a monthly fee equal to 0.45% annually of the Fund's average daily managed assets.

On November 1, 2001, Liberty Financial Companies, Inc., a former parent of the Fund's investment advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Fund's investment advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.20% annually of the Fund's average daily managed assets.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended August 31, 2002, the net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Administrator, is the Fund's principal underwriter. For the year ended August 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $17,631 on sales of the Fund's Class A shares and received early withdrawal charges (EWC) of $29,263, $274,310 and $55,964 on Class A, Class B and Class C share redemptions, respectively. The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a monthly service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.45% and 0.60% annually of the average daily net assets attributable to Class A, Class B and Class C shares only.

The EWC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that certain expenses (exclusive of management fees, administration fees, service fees, distribution fees, brokerage commissions, interest, commitment fees, leverage fees, taxes and extraordinary expenses, if any) exceed 0.15% of average daily net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor, Administrator or any of their affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the year ended August 31, 2002, purchases and sales of investments, other than short-term obligations, were $315,547,864 and $367,587,817, respectively.

Unrealized appreciation (depreciation) at August 31, 2002, based on cost of investments for federal income tax purposes, was:

Gross unrealized
  appreciation                           $  2,048,646
Gross unrealized
  depreciation                            (27,809,750)
                                         ------------
Net unrealized
  depreciation                           $(25,761,104)
                                         ============

OTHER:

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund has an agreement with its custodian bank under which $6,540 of custody fees were reduced by balance credits for the year ended August 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 5. TENDER OF SHARES

The Board of Trustees has adopted a policy of making tender offers on a quarterly basis. The Board has designated the 15(th) day of March, June, September and December, each year, or the next business day if the 15(th) is not a business day as the Repurchase Request Deadline. Tender offers are made for a portion of the Fund's then outstanding shares at the net asset value of the shares as of the Repurchase Pricing Date. The tender offer amount, which is determined by the Board of Trustees, will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. The Fund may repurchase an additional amount of shares up to 2% of the shares outstanding on the Repurchase Request Deadline. During the year ended August 31, 2002, there were four tender offers in November, February, May and August. For each tender, the Fund offered to repurchase 10%, 15%, 15% and 25%, respectively of its shares, 11.12%, 4.59%, 5.76% and 20.63%, respectively, of shares outstanding were tendered.

Through specific dates in the year 2000, certain classes of the Fund's shares sold were not registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund offered to repurchase these shares at their original sale price in a rescission offer, of which 783,340 shares were repurchased. The Advisor reimbursed these shareholders for any decline in net asset value from the sale date and refunded underwriting discounts on Class A shares repurchased.

NOTE 6. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower.

At August 31, 2002, the following sets forth the selling participants with respect to interests in senior loans purchased by the Portfolio on a participation basis.

Selling                      Principal
Participant                   Amount         Value
-----------                   ------         -----

Citibank:
 Cablevision Systems Corp.,
    Revolver                $2,063,750     $1,822,064
  Tyco International Group,
    Term Loan                1,000,000        932,000

NOTE 7. LOAN AGREEMENT

At August 31, 2002, the Fund had one term loan outstanding with Citicorp North America, Inc., totaling $74,000,000, which bore interest at 1.82% per annum, due September 18, 2003. The Fund may borrow up to $150,000,000. The average daily loan balance was $80,572,603 at a weighted average interest rate of 2.44%. The Fund is required to maintain certain asset coverage with respect to the loans.

NOTE 8. UNFUNDED LOAN COMMITMENTS

As of August 31, 2002, the Portfolio had unfunded loan commitments of $4,972,774, which could be extended at the option of the Borrower.

                                           Unfunded
Borrower                                 Commitments
----------------------------------------------------
Cablevision Systems Corp.                 $  936,250
Federal-Mogul Corp.                          287,136
Insight Health Services Corp.              2,000,000
LTV Corp.                                     70,221
Noveon, Inc.                                 625,000
Riverwood International Corp.              1,054,167
                                          ==========
                                          $4,972,774


FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                                                     YEAR ENDED            PERIOD ENDED
                                                                                      AUGUST 31,             AUGUST 31,
                                                                              ------------------------     ------------
CLASS A SHARES                                                                  2002             2001           2000 (a)
=======================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                          $ 11.74          $ 12.09          $ 12.00
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                            0.83(b)(c)       1.10(c)          0.64
Net realized and unrealized gain (loss) on investments                          (1.26)(b)        (0.32)            0.07
-----------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                           (0.43)            0.78             0.71
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                      (0.83)           (1.13)           (0.62)
From net realized gains                                                            --               --(d)            --
-----------------------------------------------------------------------------------------------------------------------
     Total Distributions Declared to Shareholders                               (0.83)           (1.13)           (0.62)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                $ 10.48          $ 11.74          $ 12.09
=======================================================================================================================
Total return (e)(f)                                                           (3.88)%            6.71%            6.04%(g)
=======================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Operating expenses (h)                                                          1.38%            1.37%            1.01%(i)
Interest and commitment fees expenses                                           0.99%            2.04%            1.91%(i)
Net expenses (h)                                                                2.37%            3.41%            2.92%(i)
Net investment income (h)                                                       7.25%(b)         9.24%            9.49%(i)
Waiver/reimbursement                                                            0.32%            0.32%            1.41%(i)
Portfolio turnover rate                                                           98%              65%               8%(g)
Net assets, end of period (000's)                                            $ 69,733         $108,399         $ 54,402

(a)  The Fund commenced investment operations on January 13, 2000.

(b)  Effective September 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended August 31, 2002, to the net investment income and net realized and unrealized loss per share was less than $0.01.
     The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(c) Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or early withdrawal charge.

(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(i)  Annualized.



FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                                     YEAR ENDED            PERIOD ENDED
                                                                                      AUGUST 31,             AUGUST 31,
                                                                              ------------------------     ------------
CLASS B SHARES                                                                  2002             2001           2000 (a)
=======================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                          $ 11.74          $ 12.07          $ 12.00
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                            0.78(b)(c)       1.05(c)          0.62
Net realized and unrealized gain (loss) on investments                          (1.25)(b)        (0.30)            0.05
-----------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                           (0.47)            0.75             0.67
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                      (0.79)           (1.08)           (0.60)
From net realized gains                                                            --               --(d)            --
-----------------------------------------------------------------------------------------------------------------------
     Total Distributions Declared to Shareholders                               (0.79)           (1.08)           (0.60)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                $ 10.48          $ 11.74          $ 12.07
=======================================================================================================================
Total return (e)(f)                                                           (4.22)%            6.52%            5.69%(g)
=======================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Operating expenses (h)                                                          1.73%            1.72%            1.36%(i)
Interest and commitment fees expenses                                           0.99%            2.04%            1.91%(i)
Net expenses (h)                                                                2.72%            3.76%            3.27%(i)
Net investment income (h)                                                       6.90%(b)         8.89%            9.14%(i)
Waiver/reimbursement                                                            0.32%            0.32%            1.41%(i)
Portfolio turnover rate                                                           98%              65%               8%(g)
Net assets, end of period (000's)                                            $ 68,157         $ 80,609         $ 19,964

(a)  The Fund commenced investment operations on January 13, 2000.

(b)  Effective September 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended August 31, 2002, to the net investment income and net realized and unrealized loss per share was less than $0.01.
     The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(c) Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01.

(e) Total return at net asset value assuming all distributions reinvested and no early withdrawal charge.

(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(i)  Annualized.



FINANCIAL HIGHLIGHTS (CONTINUED)


Selected data for a share outstanding throughout each period is as follows:

                                                                                     YEAR ENDED            PERIOD ENDED
                                                                                     AUGUST 31,              AUGUST 31,
                                                                              ------------------------     ------------
CLASS C SHARES                                                                  2002             2001           2000 (a)
=======================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                          $ 11.74          $ 12.07          $ 12.00
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                            0.76(b)(c)       1.03(c)          0.61
Net realized and unrealized gain (loss) on investments                          (1.25)(b)        (0.30)            0.05
-----------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                           (0.49)            0.73             0.66
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                      (0.77)           (1.06)           (0.59)
From net realized gains                                                            --               --(d)            --
-----------------------------------------------------------------------------------------------------------------------
     Total Distributions Declared to Shareholders                               (0.77)           (1.06)           (0.59)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                $ 10.48          $ 11.74          $ 12.07
=======================================================================================================================
Total return (e)(f)                                                           (4.36)%            6.35%            5.62%(g)
=======================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Operating expenses (h)                                                          1.88%            1.87%            1.51%(i)
Interest and commitment fees expenses                                           0.99%            2.04%            1.91%(i)
Net expenses (h)                                                                2.87%            3.91%            3.42%(i)
Net investment income (h)                                                       6.75%(b)         8.74%            8.99%(i)
Waiver/reimbursement                                                            0.32%            0.32%            1.41%(i)
Portfolio turnover rate                                                           98%              65%               8%(g)
Net assets, end of period (000's)                                            $ 61,811         $ 64,074         $ 13,013

(a)  The Fund commenced investment operations on January 13, 2000.

(b)  Effective September 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended August 31, 2002, to the net investment income and net realized and unrealized loss per share was less than $0.01.
     The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(c) Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01.

(e) Total return at net asset value assuming all distributions reinvested and no early withdrawal charge.

(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(i)  Annualized.



FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                                                                     YEAR ENDED            PERIOD ENDED
                                                                                     AUGUST 31,              AUGUST 31,
                                                                              ------------------------     ------------
CLASS Z SHARES                                                                  2002             2001           2000 (a)
=======================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                          $ 11.74          $ 12.08          $ 12.00
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                            0.86(b)(c)       1.14(c)          0.67
Net realized and unrealized gain (loss) on investments                          (1.25)(b)        (0.31)            0.05
-----------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                           (0.39)            0.83             0.72
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                      (0.87)           (1.17)           (0.64)
From net realized gains                                                            --               --(d)            --
-----------------------------------------------------------------------------------------------------------------------
     Total Distributions Declared to Shareholders                               (0.87)           (1.17)           (0.64)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                $ 10.48          $ 11.74          $ 12.08
=======================================================================================================================
Total return (e)(f)                                                           (3.53)%            7.17%            6.11%(g)
=======================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
Operating expenses (h)                                                          1.03%            1.02%            0.66%(i)
Interest and commitment fees expenses                                           0.99%            2.04%            1.91%(i)
Net expenses (h)                                                                2.02%            3.06%            2.57%(i)
Net investment income (h)                                                       7.60%(b)         9.59%            9.84%(i)
Waiver/reimbursement                                                            0.32%            0.32%            1.41%(i)
Portfolio turnover rate                                                           98%              65%               8%(g)
Net assets, end of period (000's)                                             $   140          $ 2,850          $ 2,656

(a)  The Fund commenced investment operations on January 13, 2000.

(b)  Effective September 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended August 31, 2002, to the net investment income and net realized and unrealized loss per share was less than $0.01.
     The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(c) Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01.

(e)  Total return at net asset value assuming all distributions reinvested.

(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(i)  Annualized.


                 LOAN AGREEMENT ASSET COVERAGE REQUIREMENTS
                         TOTAL AMOUNT            ASSET COVERAGE PER $1,000
         DATE             OUTSTANDING                 OF INDEBTEDNESS
      ----------        -------------           --------------------------
      08/31/2002        $74,000,000                       $3,701
      08/31/2001         88,000,000                        3,908
      08/31/2000         19,000,000                        5,739

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF LIBERTY FLOATING RATE ADVANTAGE FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets, and cash flows and the financial highlights present fairly, in all material respects, the financial position of Liberty Floating Rate Advantage Fund (the "Fund"), at August 31, 2002, and the results of its operations, the changes in its net assets, its cash flows and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at August 31, 2002 by correspondence with the custodian and selling or agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2002

TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of The Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                         Year first                                     Number of
                                         elected or                                portfolios in fund    Other
                           Position with  appointed  Principal occupation(s)        complex overseen  directorships
Name, address and age       Liberty Funds to office  during past five years            by trustee         held
-----------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 46)     Trustee      2000     President of UAL Loyalty               81             None
c/o Liberty Funds Group LLC                          Services and Executive
One Financial Center                                 Vice President of United
Boston, MA 02111                                     Airlines (airline) since
                                                     September 2001 (formerly
                                                     Executive Vice
                                                     President from July 1999
                                                     to September 2001);
                                                     Chief Financial Officer
                                                     of United Airlines since
                                                     July 1999; Senior Vice
                                                     President and Chief
                                                     Financial Officer of
                                                     UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      2000     Executive Vice President-               81            None
c/o Liberty Funds Group LLC                          Corporate Development
One Financial Center                                 and Administration, General
Boston, MA 02111                                     Counsel and Secretary, Kellogg
                                                     Company (food manufacturer),
                                                     since September 1999;
                                                     Senior Vice President,
                                                     Secretary and General
                                                     Counsel, Sara Lee
                                                     Corporation (branded,
                                                     packaged, consumer-
                                                     products manufacturer)
                                                     prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987             83            None
c/o Liberty Funds Group LLC                          (formerly Chairman and
One Financial Center                                 Chief Executive Officer, U.S.
Boston, MA 02111                                     Plywood Corporation [building
                                                     productsmanufacturer])

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981             81            None
c/o Liberty Funds Group LLC                          (formerly Executive Vice
One Financial Center                                 President and Director of
Boston, MA 02111                                     Itek Corporation (electronics)
                                                     from 1975 to 1981)

Charles R. Nelson (age 59)     Trustee      2000     Professor of Economics,                 81            None
c/o Liberty Funds Group LLC                          University of Washington,
One Financial Center                                 since January 1976; Ford and
Boston, MA 02111                                     Louisa Van Voorhis Professor
                                                     of Political Economy, University
                                                     of Washington, since September
                                                     1993; Director, Institute
                                                     for Economic Research,
                                                     University of Washington,
                                                     since September 2001;
                                                     Adjunct Professor of
                                                     Statistics, University of
                                                     Washington, since September
                                                     1980; Associate Editor,
                                                     Journal of Money Credit and
                                                     Banking, since September,
                                                     1993; consultant on
                                                     economic and statistical
                                                     matters.

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and              83      Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston                     (athletic footwear)
One Financial Center                                 College (formerly Dean, Boston                 and SkillSoft Corp.
Boston, MA 02111                                     College School of Management                     (e-learning)
                                                     from September 1977 to
                                                     September 1999)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since                81           None
c/o Liberty Funds Group LLC                          1999 (formerly Professor of
One Financial Center                                 Finance from 1975 to 1999 and
Boston, MA 02111                                     Dean from 1977 to 1991, College
                                                     of Business, Boise State
                                                     University); Chartered
                                                     Financial Analyst

Thomas C. Theobald (age 65)    Trustee      2000     Managing Director, William               81   Xerox Corporation (business
c/o Liberty Funds Group LLC                          Blair Capital Partners                      products and services), Anixter
One Financial Center                                 (private equity investing)                  International (network support
Boston, MA 02111                                     since 1994 (formerly Chief                   equipment distributor), Jones
                                                     Executive Officer and Chairman                Lang LaSalle (real estate
                                                     of the Board of Directors,                     management services) and
                                                     Continental Bank Corporation)                 MONY Group (life insurance)



                                       23


TRUSTEES (CONTINUED)
                                         Year first                                     Number of
                                         elected or                                portfolios in fund    Other
                           Position with  appointed  Principal occupation(s)        complex overseen  directorships
Name, address and age       Liberty Funds to office  during past five years            by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES

Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on                    81    Chairman of the Board
c/o Liberty Funds Group LLC                          educational systems needs                       of Directors, Enesco
One Financial Center                                 (formerly General Manager,                     Group, Inc. (designer,
Boston, MA 02111                                     Global Education Industry                          importer and
                                                     from 1994 to 1997, and                         distributor of giftware
                                                     President, Applications Solutions                 and collectibles)
                                                     Division from 1991 to
                                                     1994, IBM Corporation
                                                     [global education and
                                                     global applications])




INTERESTED TRUSTEES

William E. Mayer* (age 62)     Trustee      1994     Managing Partner, Park                   83  Lee Enterprises (print and online
c/o Liberty Funds Group LLC                          Avenue Equity Partners                          media), WR Hambrecht + Co.
One Financial Center                                 (private equity fund)                          (financial service provider),
Boston, MA 02111                                     since February 1999                            First Health (health care) and
                                                     (formerly Founding Partner,                    Systech Retail Systems (retail
                                                     Development Capital LLC from                    industry technology provider)
                                                     November 1996 to February 1999;
                                                     Dean and Professor, College of
                                                     Business and Management,
                                                     University of Maryland from
                                                     October 1992 to November 1996)

Joseph R. Palombo* (age 49)    Trustee      2000     Chief Operating Officer of Columbia      81           None
One Financial Center            and                  Management Group, Inc. (Columbia
Boston, MA 02111              Chairman               Management Group) since November 2001;
                               of the                formerly Chief Operations Officer of
                                Board                Mutual Funds, Liberty Financial Companies,
                                                     Inc. from August 2000 to November 2001;
                                                     Executive Vice President of the
                                                     advisor since April 1999; Executive
                                                     Vice President and Director of Colonial
                                                     Management Associates, Inc. since April
                                                     1999; Executive Vice President and Chief
                                                     Administrative Officer of Liberty Funds
                                                     Group LLC (LFG) since April 1999;
                                                     Director of the advisor since September
                                                     2000; Trustee and Chairman of the Board
                                                     of Stein Roe Mutual Funds since October
                                                     2000; Manager of Stein Roe Floating Rate
                                                     Limited Liability Company since October
                                                     2000 (formerly Vice President of
                                                     Liberty Funds from April 1999 to
                                                     August 2000; Chief Operating Officer
                                                     and Chief Compliance Officer, Putnam
                                                     Mutual Funds from December
                                                     1993 to March 1999)

*    Mr. Mayer is an "interested person" (as defined in the Investment Company
     Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht +
     Co, a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.


OFFICERS AND TRANSFER AGENT

                                             Year first
                                             elected or
                             Position with   appointed
Name, address and age         Liberty Funds   to office     Principal occupation(s) during past five years
----------------------------------------------------------------------------------------------------------------------------
OFFICERS

Keith T. Banks (age 46)         President       2001        President of Liberty Funds since November 2001; President,
Columbia Management Group, Inc.                             Chief Investment Officer and Chief Executive Officer of
590 Madison Avenue, 36th Floor                              Columbia Management Group since 2001; President, Chief
Mail Stop NY EH 30636A                                      Executive Officer and Chief Investment Officer of Fleet
New York, NY 10022                                          Investment Advisors Inc. since 2000 (formerly Managing
                                                            Director and Head of U.S. Equity, J.P. Morgan Investment
                                                            Management from November 1996 to August 2000)

Vicki L. Benjamin (age 41)      Chief           2001        Controller of the Liberty Funds and Liberty All-Star Funds
One Financial Center         Accounting                     since May 2002; Chief Accounting Officer of the Liberty Funds
Boston, MA 02111             Officer and                    and Liberty All-Star Funds since June 2001; Vice President of
                             Controller                     LFG since April 2001 (formerly Vice President, Corporate Audit,
                                                            State Street Bank and Trust Company from May 1998 to April 2001;
                                                            Audit Manager from July 1994 to June 1997; Senior Audit Manager from July 1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38)  Treasurer        2000        Treasurer of the Liberty Funds and Liberty All-Star Funds since
One Financial Center                                        December 2000 (formerly Controller of the Liberty Funds and
Boston, MA 02111                                            Liberty All-Star Funds from February 1998 to October 2000);
                                                            Treasurer of Stein Roe Funds since February 2001 (formerly
                                                            Controller from May 2000 to February 2001); Senior Vice President of LFG since January 2001 (formerly Vice President from April
                                                            2000 to January 2001; Vice President of Colonial Management
                                                            Associates, Inc. from February 1998 to October 2000; Senior
                                                            Tax Manager; Coopers & Lybrand, LLP from April 1996 to
                                                            January 1998)

Jean S. Loewenberg (age 57)   Secretary         2002        Secretary of Liberty Funds and Liberty All-Star Funds since
One Financial Center                                        February 2002; Senior Vice President and Group Senior Counsel,
Boston, MA 02111                                            Fleet National Bank since November 1996



IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Floating Rate Advantage Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Floating Rate Advantage Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.



Annual Report:
Liberty Floating Rate Advantage Fund

Liberty Floating Rate Advantage Fund  Annual Report, August 31, 2002


Logo: Liberty Funds

A Member of Columbia Management Group

(c)2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


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